November 30, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:  The Pruco Life Insurance Company
                                Discovery Preferred
                                (Registration No. 33-61143)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Pre-Effective Amendment No. 1 and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on November 17, 1995 (Accession Number 0000950110-95-000781).

                                By: ________________________________________

                                    Clifford E. Kirsch

                                    Chief Legal Officer and Assistant Secretary
                                    Pruco Life Insurance Company